LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
Right-of-use assets and lease liabilities associated with the Company's operating leases are included in the Consolidated Balance Sheet as of December 31, 2020 and 2019 as follows:

(in millions)	2020	2019
Right-of-use assets included in:
Other non-current assets	$259	$271
Lease liabilities included in:
Accrued and other current liabilities	$52	$53
Other non-current liabilities	227	240
Total lease liabilities	$279	$293
As of December 31, 2020 and 2019, the Company's finance leases were not material and for the years 2020 and 2019 sub-lease income and short-term lease expense were not material. Lease expense for the years 2020 and 2019 include:

(in millions)	2020	2019
Operating lease costs	$65	$62
Variable operating lease costs	$12	$16
Upon adoption of the new standard for accounting for leases on January 1, 2019, the Company elected the modified retrospective approach without revising prior periods. Rent expense related to operating lease agreements was $92 million for 2018.
Other information related to operating leases for 2020 and 2019 is as follows:

(dollars in millions)	2020	2019
Cash paid from operating cash flows for amounts included in the measurement of lease liabilities	$74	$73
Right-of-use assets obtained in exchange for new operating lease liabilities	$39	$47
Weighted-average remaining lease term	7.6 years	8.2 years
Weighted-average discount rate	6.2%	6.2%
Right-of-use assets obtained in exchange for new operating lease liabilities during the year ended December 31, 2019 of $47 million in the table above does not include $282 million of right-of-use assets recognized upon adoption of the new standard for accounting for leases on January 1, 2019. See Note 2, "SIGNIFICANT ACCOUNTING POLICIES" for further detail regarding the impact of adoption.
As of December 31, 2020, future payments under noncancelable operating leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2021	$68
2022	53
2023	45
2024	35
2025	34
Thereafter	121
Total	356
Less: Imputed interest	77
Present value of remaining lease payments	279
Less: Current portion	52
Non-current portion	$227